SUPPLEMENT DATED FEBRUARY 23, 2006

TO

PROSPECTUS DATED MAY 2, 2005

FOR

FUTURITY CORPORATE VARIABLE UNIVERSAL LIFE INSURANCE

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G

Effective April 5, 2006, AllianceBernstein VP Large Cap Growth Portfolio will be closed as an investment option.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.